Shareholder Report, Line Graph (Details) - USD ($)										12 Months Ended
	Feb. 28, 2025	Aug. 31, 2024	Feb. 28, 2024	Aug. 31, 2023	Feb. 28, 2023	Aug. 31, 2022	Feb. 28, 2022	Aug. 31, 2021	May 25, 2021	Aug. 31, 2025
Putnam Focused Large Cap Growth ETF
Account Value [Line Items]
Line Graph and Table Measure Name										Putnam Focused Large Cap Growth ETF (NAV)
Accumulated Value	$ 15,241	$ 14,043	$ 12,888	$ 10,628	$ 8,542	$ 8,856	$ 10,140	$ 11,544	$ 10,000	$ 17,056
Russell 3000 Index_ [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 3000 Index
Accumulated Value	14,325	13,515	12,188	10,714	9,477	9,336	10,309	10,766	10,000	$ 15,656
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 1000 Growth Index
Accumulated Value	$ 15,689	$ 14,493	$ 13,101	$ 11,085	$ 8,978	$ 9,090	$ 10,360	$ 11,231	$ 10,000	$ 17,766